UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: February 28, 2006
Estimated average burden
hours per response: 20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 5/31/05

Date of Reporting Period: 8/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

MUNICIPAL BONDS & NOTES—90.0%
	Alabama—3.3%
	Birmingham Waterworks & Sewer Board Rev., Ser. B (MBIA),
$1,145	5.00%, 1/1/27	Aaa/AAA	$1,206,567
10,000	5.00%, 1/1/37	Aaa/AAA	10,454,200
15,000	Daphne Special Care Facs. Financing Auth. Rev.,
	zero coupon, 8/15/28, (Pre-refunded @ $100, 8/15/08) (a)	Aaa/AAA	13,505,400
1,750	Huntsville Health Care Auth. Rev., 5.75%, 6/1/32, Ser. B	A2/NR	1,899,362
16,580	Jefferson Cnty. Sewer Rev., 4.75%, 2/1/38, Ser. B
	(FGIC) (Pre-refunded @ $100, 8/1/12) (a)	Aaa/AAA	17,999,414

			45,064,943

	Alaska—0.3%
3,550	State Housing Finance Corp. Rev.,
	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	3,632,040

	Arizona—0.1%
1,300	Health Fac. Auth. Hospital System Rev., 5.75%, 12/1/32	NR/BBB	1,386,736

	California—4.5%
9,610	Alameda Corridor Transportation Auth. Rev.,
	zero coupon, 10/1/16, Ser. A (AMBAC)	Aaa/AAA	6,125,510
	Golden State Tobacco Securitization Corp.,
	Tobacco Settlement Rev., Ser. 2003-A-1,
3,300	6.25%, 6/1/33	Baa3/BBB	3,680,358
9,000	6.75%, 6/1/39	Baa3/BBB	10,392,480
1,000	Rancho Cucamonga Community Facs. Dist., Special Tax,
	6.30%, 9/1/23, Ser. A	NR/NR	1,073,970
4,000	Southern California Public Power Auth., Transmission
	Project Rev., zero coupon, 7/1/13	Aa3+	2,966,360
28,775	State Economic Recovery, GO,
	5.00%, 7/1/11, Ser. A (MBIA)	Aaa/AAA	31,440,141
6,325	University of California Rev.,
	4.75%, 5/15/31, Ser. C (MBIA)	Aaa/AAA	6,515,319

			62,194,138

	Colorado—5.1%
30,000	Dawson Ridge Dist. No. 1, GO,
	zero coupon, 10/1/22, Ser. A	Aaa/NR	14,176,800
5,000	Denver City & Cnty., CP, 5.50%, 12/1/25, Ser. B
	(AMBAC) (Pre-refunded @ $101, 12/1/10) (a)	Aaa/AAA	5,589,900
6,500	Health Fac. Auth., Retirement Fac. Rev., Liberty Height,
	zero coupon, 7/15/22	Aaa/AAA	3,100,240
	Health Fac. Auth. Rev.,
25,000	Catholic Health Initiatives, 5.50%, 3/1/32	Aa2/AA	27,377,750
18,305	Exempla, Inc., 5.625%, 1/1/33, Ser. A	A1/A-	19,423,435

			69,668,125

	District of Columbia—1.3%
17,500	Washington D.C. Convention Center Auth. Tax Rev.,
	4.75%, 10/1/28 (AMBAC)	Aaa/AAA	17,708,600

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Florida—3.2%
$8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist/Sunbelt,
	6.00%, 11/15/31, Ser. A	A2/A+	$8,793,280
2,335	Hillsborough Cnty. Industrial Dev. Auth., Pollution Control
	Rev., Tampa Electric Co. Project, 5.50%, 10/1/23	Baa2/BBB-	2,486,611
635	Hillsborough Cnty. Industrial Dev. Rev., Health Fac. Project,
	5.625%, 8/15/23, Ser. A	Baa2/BBB	661,753
7,135	Jacksonville Health Facs. Auth. Rev.,
	5.25%, 11/15/32, Ser. A	Aa2/AA	7,583,221
11,500	Lakeland Hospital System Rev., Regional Health System,
	5.50%, 11/15/32	A1/NR	12,370,665
3,000	Leesburg Hospital Rev., Lessburg Regional Medical Center
	Project, 5.50%, 7/1/32	A3/A-	3,150,930
	Orange Cnty. Health Fac. Auth. Rev., Adventist Health System,
2,550	5.625%, 11/15/32	A2/A+	2,759,253
5,000	6.25%, 11/15/24	A2/A+	5,683,350
1,500	Winter Springs Water & Sewer Rev.,
	zero coupon, 10/1/29 (FGIC)	Aaa/AAA	493,785

			43,982,848

	Georgia—0.8%
4,000	Atlanta Water & Wastewater Rev.,
	5.00%, 11/1/39, Ser. A (MBIA)	Aaa/AAA	4,172,040
1,500	Grantor Trust Government, CP,
	4.75%, 6/1/28, Ser. A (MBIA)	Aaa/AAA	1,599,465
9,600	Richmond Cnty. Dev. Auth. Rev.,
	zero coupon, 12/1/21	Aaa/NR	4,728,096

			10,499,601

	Hawaii—1.4%
19,170	Honolulu City & Cnty. Wastewater System Rev.,
	First Board Resolution, 4.75%, 7/1/28 (FGIC)	Aaa/NR	19,666,695

	Illinois—19.8%
	Central Lake Cnty. Water Agency Rev., Ser. A (AMBAC),
3,610	5.125%, 5/1/28	Aaa/NR	3,839,488
8,150	5.125%, 5/1/32	Aaa/NR	8,626,693
	Chicago,
5,050	GO, 5.125%, 1/1/29, Ser. A (FGIC)	Aaa/AAA	5,305,985
	Lake Shore East, Special Assessment,
3,162	6.625%, 12/1/22	NR/NR	3,464,097
6,700	6.75%, 12/1/32	NR/NR	7,351,642
	Neighborhoods Alive 21 Project, GO,
5,110	5.00%, 1/1/33 (AMBAC)	Aaa/AAA	5,379,553
	Chicago Board of Education School Reform, GO (FGIC),
15,535	zero coupon, 12/1/16, Ser. A	Aaa/AAA	9,759,708
5,000	zero coupon, 12/1/28, Ser. A	Aaa/AAA	1,718,300
4,500	zero coupon, 12/1/31	Aaa/AAA	1,319,895
	Chicago City Colleges, GO (FGIC),
32,670	zero coupon, 1/1/37	Aaa/AAA	7,672,223
29,145	zero coupon, 1/1/38	Aaa/AAA	6,514,199
32,670	zero coupon, 1/1/39	Aaa/AAA	6,971,451
7,000	Chicago Midway Airport Rev., 5.00%, 1/1/31, Ser. B (MBIA)	Aaa/AAA	7,241,220

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Illinois—(continued)
$5,000	Cicero, GO, 5.25%, 12/1/31 (MBIA)	Aaa/AAA	$5,393,850
	Dev. Finance Auth. Retirement Housing Rev., Zero Regency Park,
10,000	zero coupon, 7/15/23	NR/AAA	4,556,700
134,650	zero coupon, 7/15/25	NR/AAA	55,968,619
20,100	Health Facs. Auth. Rev., Elmurst Memorial Healthcare,
	5.625%, 1/1/28	A2/NR	21,456,750
1,000	McHenry & Kane Cnty. Community Consolidated
	School Dist. 158, GO, zero coupon, 1/1/12 (FGIC)	Aaa/AAA	788,780
	Metropolitan Pier & Exposition Auth. Rev., McCormick (MBIA),
60,000	zero coupon, 12/15/30	Aaa/AAA	19,197,000
50,000	zero coupon, 12/15/33	Aaa/AAA	13,858,000
2,460	zero coupon, 6/15/38	Aaa/AAA	552,319
4,500	Schaumburg, GO, 5.00%, 12/1/41, Ser. B (FGIC)	Aaa/AAA	4,751,775
10,000	State, GO, 5.00%, 3/1/34, Ser. A	Aa3/AA	10,529,600
68,470	State Sports Facs. Auth. Rev.,
	zero coupon, 6/15/30 (AMBAC)	Aaa/AAA	58,523,363

			270,741,210

	Indiana—0.9%
	Brownsburg 1999 School Building Corp. Rev., Ser. A (FSA),
1,000	5.00%, 9/15/25	Aaa/AAA	1,058,900
2,000	5.25%, 3/15/25	Aaa/AAA	2,173,000
4,125	Fort Wayne Pollution Control Rev.,
	6.20%, 10/15/25	Ba2/BB	4,177,511
500	State Bank Rev., Hendricks, 5.25%, 4/1/30, Ser. D (AMBAC)	Aaa/AAA	532,510
	Zionsville Community Schools Building Corp. Rev., Ser. A (FSA),
1,450	5.00%, 7/15/27	NR/AAA	1,548,817
2,965	5.00%, 1/15/28	NR/AAA	3,152,240

			12,642,978

	Iowa—0.7%
8,850	Tobacco Settlement Auth. Rev., 5.60%, 6/1/35, Ser. B	Baa3/BBB	9,124,261

	Kansas—0.2%
2,800	Univ. of Kansas, Hospital Auth. Health Facs. Rev.,
	5.625%, 9/1/32	NR/A-	2,983,568

	Kentucky—0.9%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
2,500	5.25%, 10/1/30	Aa3/AA-	2,629,375
8,210	6.00%, 10/1/19	A3/A	9,131,655

			11,761,030

	Louisiana—4.4%
20,400	Public Facs. Auth. Rev., Ochsner Clinic Foundation,
	5.50%, 5/15/32, Ser. B	A3/NR	21,590,136
36,395	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001B	Baa3/BBB	38,785,424

			60,375,560

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Maryland—0.1%
$1,000	State Health & Higher Educational Fac. Auth. Rev.,
	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	$1,079,170

	Massachusetts—3.1%
1,300	Bay Transportation Auth. Rev.,
	4.75%, 3/1/21, Ser. A (MBIA)	Aaa/AAA	1,343,368
	State College Building Auth. Project Rev., Ser. B (XLCA),
5,560	5.50%, 5/1/28	Aaa/AAA	6,636,750
7,645	5.50%, 5/1/33	Aaa/AAA	9,176,140
5,000	5.50%, 5/1/39	Aaa/AAA	6,102,800
4,295	State Turnpike Auth. Rev., 4.75%, 1/1/34, Ser. A (AMBAC)	Aaa/AAA	4,376,992
	State Water Res. Auth. Rev.,
2,300	4.75%, 12/1/21, Ser. B (MBIA)	Aaa/AAA	2,339,376
12,050	4.75%, 8/1/37, Ser. A (FSA)	Aaa/AAA	12,192,792

			42,168,218

	Michigan—2.6%
	Detroit City School Dist., GO, Ser. A (a)
8,500	5.00%, 5/1/32 (FGIC) (Pre-refunded @ $100, 5/1/13)	Aaa/AAA	9,403,210
1,750	5.125%, 5/1/31 (FSA) (Pre-refunded @ $100, 5/1/12)	Aaa/AAA	1,937,093
2,500	Detroit Water Supply System Rev.,
	5.00%, 7/1/30, Ser. A (FGIC)	Aaa/AAA	2,610,025
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa2/AA	5,296,400
	Oakwood Obligation Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	14,455,665
1,925	6.00%, 4/1/22	A2/A	2,130,532

			35,832,925

	Mississippi—0.3%
3,605	Business Finance Corp., Pollution Control Rev.,
	5.875%, 4/1/22	Ba1/BBB-	3,707,058
1,000	Dev. Bank Special Obligation, Projects & Equipment
	Acquisitions Rev., 5.00%, 7/1/24 (AMBAC)	Aaa/AAA	1,134,150

			4,841,208

	Missouri—0.2%
1,000	Hanley Road & North of Folk Ave Transportation District Rev.,
	5.00%, 10/1/25	NR/NR	1,008,850
1,500	St. Louis Parking Facs. Rev., Downtown Parking Facility,
	6.00%, 2/1/28	NR/NR	1,535,055

			2,543,905

	Nevada—1.8%
3,400	Clark Cnty., GO, 5.00%, 6/1/31 (FGIC)	Aaa/AAA	3,540,692
	Reno Transportation Project Rev. (AMBAC),
3,960	5.125%, 6/1/27	Aaa/AAA	4,198,946
2,000	5.125%, 6/1/32	Aaa/AAA	2,108,640
3,500	5.125%, 6/1/37	Aaa/AAA	3,685,920
7,570	5.25%, 6/1/41	Aaa/AAA	7,959,098

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Nevada—(continued)
$3,290	Truckee Meadows Water Auth. Rev.,
	5.125%, 7/1/30, Ser. A (FSA)	Aaa/AAA	$3,469,799

			24,963,095

	New Hampshire—0.2%
3,000	Health & Education Fac. Auth. Hospital Rev.,
	6.125%, 7/1/32	Baa1/BBB+	3,171,420

	New Jersey—2.6%
	Camden Cnty. Improvement Auth. Rev., Cooper Health,
20	5.875%, 2/15/15	Baa3/BBB	20,874
40	6.00%, 2/15/27	Baa3/BBB	41,084
	Economic Dev. Auth., Kapkowski Road Landfill Project,
	Special Assessment,
4,000	5.75%, 10/1/21	Baa3/NR	4,402,360
11,405	5.75%, 4/1/31	Baa3/NR	12,431,108
	Economic Dev. Auth. Rev., Arbor Glen,
525	6.00%, 5/15/28	NR/NR	531,242
225	6.00%, 5/15/28, Ser. A (Pre-refunded @ $102, 5/15/09) (a)	NR/NR	251,350
3,500	State Educational Fac. Auth. Rev., Fairleigh
	Dickinson University, 6.00%, 7/1/25, Ser. D	NR/NR	3,801,735
	Tobacco Settlement Financing Corp. Rev.,
1,285	6.00%, 6/1/37	Baa3/BBB	1,378,856
3,095	6.125%, 6/1/42	Baa3/BBB	3,343,157
6,150	6.25%, 6/1/43	Baa3/BBB	6,979,266
2,500	6.75%, 6/1/39	Baa3/BBB	2,922,550

			36,103,582

	New Mexico—0.4%
5,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	5,089,500

	New York—3.2%
	Metropolitan Transportation Auth. Rev.,
10,600	5.00%, 11/15/30, Ser. A (FSA)	Aaa/AAA	11,181,622
10,000	5.25%, 11/15/32, Ser. B	A2/A	10,857,900
	New York City Municipal Water Finance Auth.,
	Water & Sewer System Rev,
4,750	5.00%, 6/15/37, Ser. D	Aa2/AA+	5,059,653
7,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	7,407,050
6,700	State Dormitory Auth. Rev., Sloan-Kettering Center Memorial,
	5.00%, 7/1/34, Ser. 1	Aa2/AA	6,990,177
2,000	State Environmental Facs. Corp. Rev.,
	5.00%, 6/15/28	Aaa/AAA	2,125,520

			43,621,922

	Ohio—0.6%
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare,
	5.375%, 10/1/30	Aa3/AA-	7,921,275

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Pennsylvania—2.5%
	Allegheny Cnty. Hospital Dev. Auth. Rev., Ser. B,
$550	9.25%, 11/15/15	B1/B	$666,991
1,000	9.25%, 11/15/22	B1/B	1,208,090
5,700	9.25%, 11/15/30	B1/B	6,862,230
4,500	Cumberland Cnty. Auth. Retirement Community Rev.,
	7.25%, 1/1/35, Ser. A	NR/NR	4,886,325
	Montgomery Cnty. Higher Education & Health Auth.
	Hospital Rev., Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,245,200
3,750	5.125%, 6/1/32	NR/A	3,911,400
3,000	Philadelphia, GO, 5.25%, 9/15/25 (FSA)	Aaa/AAA	3,198,000
5,000	Philadelphia Auth. Industrial Dev. Lease Rev.,
	5.25%, 10/1/30, Ser. B (FSA)	Aaa/AAA	5,302,400
500	Pittsburgh & Allegheny Cnty. Public Auditorium Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	Aaa/AAA	516,645
2,500	Radnor Township School Dist., GO, 5.00%, 2/15/35, Ser. B (FSA)	Aaa/NR	2,673,700

			34,470,981

	Puerto Rico—0.3%
4,200	Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A-	4,462,164

	Rhode Island—4.8%
62,000	Tobacco Settlement Financing Corp. Rev.,
	6.25%, 6/1/42, Ser. A	Baa3/BBB	66,307,140

	South Carolina—5.8%
27,745	Greenville Cnty. School Dist. Rev., Building
	Equity Sooner Tomorrow, 5.50%, 12/1/28	Aa3/AA-	30,415,734
18,120	Jobs Economic Dev. Auth. Rev.,
	5.625%, 11/15/30	A3/A-	19,097,574
	Lexington Cnty., Health Services Dist. Hospital Rev.,
15,000	5.50%, 11/1/32	A2/A	16,129,800
3,500	5.50%, 5/1/37	A2/A	3,776,955
5,000	5.75%, 11/1/28	A2/A	5,501,050
3,250	Tobacco Settlement Rev. Management Auth.,
	6.375%, 5/15/28, Ser. B	Baa3/BBB	3,489,882
1,180	Transportation Infrastructure Rev., 5.00%, 10/1/29,
	Ser. A (AMBAC) (Pre-refunded @ $100, 10/1/11) (a)	Aaa/NR	1,292,206

			79,703,201

	Tennessee—2.3%
1,815	Knox Cnty., GO, 5.00%, 2/1/17, Ser. A	Aa2/AA	2,023,870
3,750	Knox Cnty. Health Educational & Housing Facs. Board
	Hospital Facs., Rev., 5.25%, 10/1/30	Aa3/AA-	3,953,400
22,785	Memphis Electric System Rev.,
	5.00%, 12/1/11, Ser. A (MBIA)	Aaa/AAA	24,924,056

			30,901,326

	Texas—10.6%
1,000	Arlington Independent School Dist., GO,
	5.00%, 2/15/24 (PSF-GTD)	Aaa/NR	1,045,580
4,480	Aubrey Independent School Dist., GO,
	5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	4,963,123

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Texas—(continued)
$6,500	Brazos Cnty. Health Facs. Dev. Corp., Franciscan
	Services Corp. Rev., 5.375%, 1/1/32	NR/A-	$6,812,455
2,700	Comal Cnty. Health Facs., McKenna Memorial
	Hospital Project Rev., 6.25%, 2/1/32	Baa3/BBB-	2,925,612
5,000	Dallas Area Rapid Transit Rev.,
	5.00%, 12/1/31 (AMBAC)	Aaa/AAA	5,203,200
20,000	Frisco Independent School Dist., GO,
	zero coupon, 8/15/34 (PSF-GTD)	Aaa/NR	4,954,600
19,750	Harris Cnty., GO, 5.125%, 8/15/31,
	(Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	21,904,922
5,250	Harris Cnty., Health Facs. Dev. Corp. Rev.,
	5.375%, 2/15/26, Ser. A (Pre-refunded @ $100, 8/15/11) (a)	NR/AA-	5,845,298
25,000	Harris Cnty., Senior Lien Toll Road Rev.,
	5.00%, 8/15/30 (FSA)	Aaa/AAA	26,131,500
7,500	Keller Independent School Dist., GO,
	4.875%, 8/15/31, (PSF-GTD)	Aaa/AAA	7,635,600
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,441,225
6,250	North Dallas Thruway Auth. Rev.,
	4.75%, 1/1/29 (FGIC)	Aaa/AAA	6,341,563
5,000	Quinlan Independent School Dist., GO,
	5.10%, 2/15/32, (PSF-GTD)	Aaa/NR	5,254,400
14,000	State Affordable Housing Corp. Multifamily Housing Rev.,
	5.40%, 9/1/22, Ser. A (MBIA)	Aaa/AAA	14,270,340
	State Turnpike Auth. Central Turnpike System Rev., Ser. A (AMBAC),
10,000	zero coupon, 8/15/19	Aaa/AAA	5,488,300
8,880	5.00%, 8/15/42	Aaa/AAA	9,206,251
	State Water Financial Assistance, GO,
3,250	5.00%, 8/1/36	Aa1/AA	3,398,330
1,650	5.25%, 8/1/35	Aa1/AA	1,757,415
8,000	Wichita Falls Water & Sewer Rev.,
	5.00%, 8/1/27 (AMBAC)	Aaa/AAA	8,373,760

			144,953,474

	Virginia—0.5%
	Fredericksburg Industrial Dev. Medicorp Health System Rev., Ser. B,
2,500	5.125%, 6/15/33	A3/NR	2,578,425
4,000	5.25%, 6/15/27	A3/NR	4,175,600

			6,754,025

	Washington—0.4%
5,000	Tacoma Sewer Rev., 5.00%, 12/1/31, Ser. A (FGIC)	Aaa/AAA	5,206,000

	Wisconsin—0.8%
	Badger Tobacco Asset Securitization Corp. Rev.,
1,125	6.00%, 6/1/17	Baa3/BBB	1,205,167
8,635	6.125%, 6/1/27	Baa3/BBB	9,275,890
1,000	State Health & Educational Facs. Auth. Rev.,
	5.375%, 10/1/30	NR/AA-	1,049,980

			11,531,037

	Total Municipal Bonds & Notes (cost—$1,113,418,883)		1,233,057,901

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

VARIABLE RATE NOTES (b)(c)(d)—8.4%
	Alabama—1.1%
$3,600	Birmingham Waterworks & Sewer Board Rev.,
	15.295%, 1/1/33, Ser. 947 (MBIA)	Aaa/NR	$4,872,960
6,675	Jefferson Cnty. Sewer Rev.,
	11.06%, 2/1/36, Ser. 352 (FGIC)	Aaa/NR	8,409,699
2,100	Montgomery Special Care Fac., Financing Auth. Rev.,
	10.27%, 11/15/29, Ser. 435 (MBIA)	Aaa/NR	2,349,900

			15,632,559

	Colorado—0.2%
2,812	Denver City & Cnty. Airport Rev.,
	11.78%, 11/15/25, Ser. 425 (FSA)	Aaa/NR	3,296,588

	Florida—0.6%
2,227	Orange Cnty. School Board, CP,
	11.72%, 8/1/24, Ser. 328 (MBIA)	Aaa/NR	2,761,833
4,052	State Governmental Utilities Auth. Rev.,
	11.72%, 10/1/29, Ser. 327 (AMBAC)	Aaa/NR	4,810,751

			7,572,584

	Illinois—1.0%
	Chicago, GO,
4,450	7.48%, 1/1/28, Ser. 332 (MBIA)	Aaa/NR	4,999,842
3,300	11.94%, 1/1/40, Ser. 426 (FGIC)	Aaa/NR	4,237,959
1,932	Cook Cnty., GO, 10.27%, 11/15/28, Ser. 403 (FGIC)	Aaa/NR	2,287,024
2,000	State, GO, 15.30%, 4/1/27, Ser. 783 (FSA)	Aaa/NR	2,787,500

			14,312,325

	Louisiana—0.3%
4,000	Tobacco Settlement Financing Corp. Rev.,
	8.194%, 5/15/39	NR/NR	4,525,440

	Massachusetts—2.2%
2,100	Boston Water & Sewer Community Rev.,
	10.29%, 11/1/28, Ser. 434 (FGIC)	Aaa/NR	2,424,093
2,420	State, GO, 14.19%, 11/1/30, Ser. 785 (FGIC-TCRS)	Aaa/NR	3,568,338
	State Turnpike Auth. Rev.,
11,049	10.29%, 1/1/37, Ser. 334 (MBIA)	Aaa/NR	12,257,982
4,500	10.29%, 1/1/37, Ser. 489 (MBIA)	NR/AAA	4,992,390
5,667	14.08%, 1/1/39, Ser. 335 (AMBAC)	Aaa/NR	6,651,208

			29,894,011

	Nevada—0.3%
3,300	State, GO, 10.22%, 5/15/28, Ser. 344 (FGIC)	Aaa/NR	3,595,779

	New Mexico—0.1%
800	State Finance Auth., Transportation Rev.,
	14.034%, 6/15/12, Ser. 949 (AMBAC)	Aaa/NR	1,181,280

	Ohio—0.2%
1,975	Hamilton Cnty. Sales Tax Rev.,
	11.81%, 12/1/27, Ser. 356 (MBIA)	Aaa/NR	2,321,415

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Pennsylvania—0.7%
$3,050	Philadelphia Auth. Industrial Dev. Rev., Doubletree,
	6.50%, 10/1/27	NR/NR	$3,160,806
	Philadelphia School Dist., GO (MBIA),
4,016	9.44%, 4/1/27, Ser. 496	NR/AAA	4,265,625
1,670	12.72%, 4/1/27, Ser. 345	Aaa/NR	1,826,062

			9,252,493

	Tennessee—0.3%
2,400	Memphis Electric System Rev.,
	14.045%, 12/1/11, Ser. 880 (MBIA)	Aaa/NR	3,526,560

	Texas—1.3%
3,075	Denton Utility System Rev.,
	12.28%, 12/1/29, Ser. 428 (MBIA)	Aaa/NR	3,581,391
1,650	Houston Airport System Rev.,
	10.15%, 7/1/25, Ser. 404 (FGIC)	Aaa/NR	1,802,344
	Houston Water & Sewer System Rev.,
2,750	11.78%, 12/1/28, Ser. 427 (FSA)	Aaa/NR	3,559,600
3,838	12.78%, 12/1/30, Ser. 495 (FGIC)	NR/AAA	5,257,529
3,345	State, GO, 8.759%, 4/1/35, Ser. 1147	NR/NR	3,671,706

			17,872,570

	Washington—0.1%
1,820	Central Puget Sound Regional Transit Auth. Sales
	Tax & Motor Rev., 12.72%, 2/1/28, Ser. 360 (FGIC)	Aaa/NR	2,028,390

	Total Variable Rate Notes (cost—$94,583,433)		115,011,994

VARIABLE RATE DEMAND NOTES (d)(e)—0.9%
	Kansas—0.1%
1,735	State Department of Transportation Highway Rev.,
	2.27%, 9/7/05, Ser. D	VMIG1/A-1+	1,735,000

	Massachusetts—0.2%
2,850	Commonwealth of Massachusetts, GO,
	2.37%, 9/7/05, Ser. A	VMIG1/A-1+	2,850,000

	Michigan—0.3%
3,500	University of Michigan Rev., 2.49%, 9/1/05	VMIG1/A-1+	3,500,000

	Pennsylvania—0.2%
2,000	Univ. of Pittsburgh Rev., University Capital,
	2.45%, 9/7/05, Ser. A	VMIG1/A-1+	2,000,000

	South Dakota—0.1%
2,000	South Dakota Housing Dev. Auth. Rev.,
	2.27%, 9/7/05, Ser. D	VMIG1/A-1+	2,000,000

	Total Variable Rate Demand Notes (cost—$12,084,889)		12,085,000

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount
(000)		Value*

U.S. TREASURY BILLS (f)—0.9%
$11,675	2.93%-3.45%, 9/1/05-12/1/05 (cost—$11,660,341)	$11,659,371

	Total Investments before options written (cost—$1,231,747,546)-100.2%	1,371,814,266

OPTIONS WRITTEN (g)—(0.2)%
Contracts
	Call Options—(0.2)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
676	strike price $112, expires 8/26/05	(10,562)
925	strike price $112, expires 11/22/05	(1,040,625)
1,239	strike price $113, expires 11/22/05	(851,813)

		(1,903,000)

	Put Options—(0.0)%
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
1,637	strike price $105.50, expires 11/22/05	(102,312)
1,371	strike price $106, expires 11/22/05	(128,531)

		(230,843)

	Total Options Written (premiums received—$2,397,556)	(2,133,843)

	Total Investments net of options written (cost—$1,229,349,990)-100.0%	$1,369,680,423

Other Investments:
Futures contracts outstanding at August 31, 2005:

		Notional		Unrealized
		Amount	Expiration	Appreciation
	Type	(000)	Date	(Depreciation)

Long:	U.S. Treasury 5 Year Note	$297,600	12/20/05	$3,583,250
Short:	U.S. Treasury 10 Year Bond	45,600	9/21/05	(98,250)
	U.S. Treasury 10 Year Bond	1,200	12/20/05	(17,062)
	U.S. Treasury 20 Year Bond	164,300	9/21/05	(2,951,750)
	U.S. Treasury 20 Year Bond	30,500	12/20/05	(104,844)

				$411,344

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.
(a)	Pre-refunded bonds — collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b)	144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
(c)	Residual Interest/Tax Exempt Municipal Bonds. The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(d)	Variable Rate Notes — Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect August 31, 2005.
(e)	Maturity date shown is date of next call.
(f)	All or partial amount segregated as initial margin on futures contracts.
(g)	Non-income producing.

Glossary:

AMBAC — insured by American Municipal Bond Assurance Corp.
CP — Certificates of Participation
FGIC — insured by Financial Guaranty Insurance Co.
FSA — insured by Financial Security Assurance, Inc.
GO — General Obligation Bond
GTD — Guaranteed
MBIA — insured by Municipal Bond Investors Assurance
NR — Not Rated
PSF — Public School Fund
TCRS — Temporary Custodian Receipts
XLCA — insured by XL Capital Assurance

Item 2. Controls and Procedures

(a)   The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a)   Exhibit 99CERT– Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 21, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 21, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2005